Note 7. Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal tax					$ 221,000	$ 0
State tax					39,000	0
Total Current taxes					260,000	0
Deferred:
Federal					(8,000)	105,000
State					(1,000)	19,000
Total Deferred					(9,000)	124,000
Valuation Allowance						(102,200)
Total provision (benefit) for income taxes	$ 72,294	$ 137,000	$ 475,294	$ 123,500	$ 251,000	$ 21,800